Commitments - Additional Information (Details)			1 Months Ended		12 Months Ended
	Apr. 18, 2019 USD ($)	Jul. 27, 2018 USD ($)	Jan. 31, 2019 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	May 09, 2018 USD ($)
Operating Leased Assets [Line Items]
Rent expense, net of receipts under the terms of subleases					$ 600,000	$ 600,000
Outstanding balance to vendor							$ 2,100,000
Minimum [Member] | Securities Purchase Agreement [Member] | Hudson Bay [Member]
Operating Leased Assets [Line Items]
Claims for monetary damages		$ 1,000,000
Subsequent Event [Member] | Settlement Agreement [Member]
Operating Leased Assets [Line Items]
Litigation settlement agreement date	April 18, 2019
Litigation settlement, agreed to pay amount to defendants	$ 400,000
Subsequent Event [Member] | Settlement Agreement [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Settlement fees	$ 50,000
Office Space at 810 Seventh Avenue, New York, NY [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²					8,629
Expansion option, additional square footage of office space (in square feet) | ft²					8,629
Letter of credit [Abstract]
Minimum letter of credit amount required to be maintained under lease agreement					$ 900,000
Expiration date of letter of credit					Feb. 28, 2021
Office Space in New York, NY, Lease Amendment [Member]
Operating Leased Assets [Line Items]
Additional square footage of office space leased under exercise of option right (in square feet) | ft²					8,629
Lease expiration date					Mar. 31, 2021
Office Space in New York, NY, Initial Lease and Lease Amendment [Member] | Year 4 [Member]
Operating Leased Assets [Line Items]
Annual base rent					$ 1,000,000
Office Space in New York, NY, Initial Lease and Lease Amendment [Member] | Year 5 [Member]
Operating Leased Assets [Line Items]
Annual base rent					1,000,000
Office Space in New York, NY, Initial Lease and Lease Amendment [Member] | Years Thereafter [Member]
Operating Leased Assets [Line Items]
Annual base rent					$ 1,200,000
Delcath's European Headquarters Lease Agreement [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²					19,200
Annual base rent					$ 200,000
Operating lease term					10 years
Office Space At 1633 Broadway, New York, NY [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²				6,877
Annual base rent				$ 500,000
Letter of credit [Abstract]
Minimum letter of credit amount required to be maintained under lease agreement					$ 100,000
Expiration date of letter of credit					Feb. 28, 2021
Park Road Lease Agreement [Member]
Operating Leased Assets [Line Items]
Lease expiration date					Nov. 30, 2020
Operating lease term					2 years
Park Road Lease Agreement [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²			6,000
Annual base rent			$ 50,000